Property, Plant and Equipment, Net - Borrowing Costs Capitalized and Capitalized Interest Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 5,665,151	₩ 7,669,700	₩ 6,733,289
Borrowing costs capitalized	148,383	193,093	126,260
Weighted average [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 3,740,288	₩ 4,016,832	₩ 3,585,047
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	1.11%	0.70%	1.53%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	8.04%	5.78%	6.91%